Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2024
Financial Information of the Parent Company [Abstract]
Schedule of Consolidated Financial Statements

PARENT COMPANY BALANCE SHEETS

	As of September 30,
	2024	2023
ASSETS
Cash	$25,058,414	$9,248
Other receivable	1,377,873	1,367,052
Due from subsidiaries	10,863,833	10,878,344
Total current assets	37,300,120	12,254,644

Non-current assets
Investment in subsidiaries	$8,749,310	$15,715,509

Total assets	$46,049,430	$27,970,153

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES
Due to related parties	497,014	-
Accrued expense	49,475	-
TOTAL CURRENT LIABILITIES	$546,489	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $11.25 par value, 11,250,000 shares authorized, 42,880 and 6,062 shares issued and outstanding as of September 30, 2024 and 2023, respectively *	482,400	67,973
Additional paid-in capital	53,864,720	29,279,155
(Accumulated deficit) Retained earnings	(7,732,033)	995,265
Accumulated other comprehensive loss	(1,112,146)	(2,372,240)
Total shareholders’ equity	45,502,941	27,970,153

Total liabilities and shareholders’ equity	$46,049,430	$27,970,153

*	Retrospectively restated for effect of 15-for-1 and 40-for-1 shares consolidations.

Schedule of Parent Company Statements of Operations and Comprehensive Loss

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the Years Ended September 30,
	2024	2023	2022
Operating costs and expenses:
General and administrative expenses	$(592,021)	$(134,141)	$(384,214)

Other income (expenses):
Other expenses	(87,292)	(730)	(420)

Equity in earnings of subsidiaries	(8,047,985)	(6,446,153)	(7,525,004)

Net loss	(8,727,298)	(6,581,024)	(7,909,638)
Foreign currency translation adjustments	1,260,094	(779,351)	(3,752,143)
Comprehensive loss attributable to the Company	$(7,467,204)	$(7,360,375)	$(11,661,781)

Schedule of Parent Company Statements of Cash Flows

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2024	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(8,727,298)	$(6,581,024)	$(7,909,638)
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	8,047,985	6,446,153	7,525,004
Changes in operating assets and liabilities:
Due to related parties	497,014	-	-
Accrued expense	49,475
Net cash used in operating activities	(132,824)	(134,871)	(384,634)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares	24,999,992	-	-
Cash repayment from subsidiaries	14,511	115,133	303,746
Net cash provided by financing activities	25,014,503	115,133	303,746

EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH	167,487	69	(588)

CHANGES IN CASH	25,049,166	(19,669)	(81,476)

CASH, beginning of year	9,248	28,917	110,393

CASH, end of year	$25,058,414	$9,248	$28,917